Total revenue and income - Summary of Disaggregation of Revenue by Major Service Lines (Detail) - BRL (R$) R$ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major service lines
Brokerage commission	R$ 547,862	R$ 349,554	R$ 1,595,435	R$ 935,998	R$ 1,288,135	R$ 861,068	R$ 639,615
Securities placement	388,283	328,224	922,057	693,198	1,154,786	631,949	401,402
Management fees	274,353	207,070	809,024	591,591	1,035,224	527,644	221,936
Insurance brokerage fee	17,624	27,344	74,299	69,367	106,438	56,713	29,167
Educational services	25,474	32,782	95,627	75,037	97,986	42,653	18,682
Other services	155,063	85,388	334,470	212,874	275,467	160,409	111,647
Revenue before Sales Taxes and Contributions on Revenue					3,958,036	2,280,436	1,422,449
Gross revenue from services rendered	1,408,659	1,030,362	3,830,912	2,578,065
(-) Sales taxes and contributions on revenue	(130,914)	(86,324)	(337,681)	(236,965)	(362,264)	(225,887)	(138,833)
Revenue	R$ 1,277,745	R$ 944,038	R$ 3,493,231	R$ 2,341,100	R$ 3,595,772	R$ 2,054,549	R$ 1,283,616